STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,216,872)	$ (2,836,633)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation & amortization	8,102	42,235
Common stock issued for services	151,250	210,511
Stock compensation expense	539,519	442,942
Common stock issued for interest expense	4,564
Gain on change in valuation of derivative Liability	(462,643)
Amortization of debenture discount	444,247
Changes in Assets and Liabilities
Accounts receivable	(37,500)
Prepaid expenses	(148,418)	(16,900)
Other receivables	8,135	(2,100)
Work in progress	(136,473)	(54,005)
Increase (Decrease) in:
Accounts payable	76,241	17,083
Accrued expenses	31,124	36,145
Deferred income	350,663	13,500
Other payable	(8,461)	19
NET CASH USED IN OPERATING ACTIVITIES	(2,396,522)	(2,147,203)
CASH FLOWS USED FROM INVESTING ACTIVITIES:
Purchase of investment	(20,000)
Patent and trademark expenditures	(67,785)	(14,197)
Purchase of fixed assets	(26,411)	(4,036)
NET CASH USED IN INVESTING ACTIVITIES	(114,196)	(18,233)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible debenture	1,000,000
Proceeds from common stock subscription payable		902,486
Proceeds for issuance of common stock	2,665,175	1,034,122
Stock issuance cost	(81,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,584,175	1,936,608
NET INCREASE/(DECREASE) IN CASH	1,073,457	(228,828)
CASH & CASH EQUIVALENTS, BEGINNING OF PERIOD	238,424	356,179
CASH & CASH EQUIVALENTS, END OF PERIOD	1,311,881	127,351
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	537
Taxes paid
SUPPLEMENTAL DISCLOSURES OF NON-CASH TRANSACTIONS
Cashless exercise of warrants for 62,718 of common stock
Common stock issued for subscription payable	184,500
Conversion of convertible debt to common stock	$ 296,058